Non-Controlling Interest in Versus LLC (Details) - Schedule of financial information before intragroup eliminations for non-wholly owned subsidiary - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of financial information before intragroup eliminations for non-wholly owned subsidiary [Abstract]
Non-controlling interest percentage	33.20%	33.20%	58.70%
Assets
Current	$ 1,012,081	$ 103,398	$ 72,222
Non-current	2,974,249	3,739,445	3,566,490
Total Assets	3,986,330	3,842,843	3,638,712
Liabilities
Current	1,325,230	823,285	740,249
Non-current	22,510,724	17,851,531	11,059,323
Total Liabilities	23,835,954	18,674,816	11,799,572
Net liabilities	(19,849,624)	(14,831,973)	(8,160,860)
Non-controlling interest	(7,547,035)	(6,024,450)	(5,893,609)
Loss and comprehensive loss	(4,586,099)	(6,671,113)	(7,766,709)
Loss and comprehensive loss attributed to non-controlling interest	$ (1,522,585)	$ (2,758,484)	$ (4,741,694)